Legal Proceedings, Contingencies and Commitments (Commitments) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments [Line Items]
Letter of credit, reserve amount (less than for $0.1 million)	$ 3	$ 2	$ 1
Mortgage loans interest-rate lock commitments
Commitments [Line Items]
Commitments to extend credit	6,398	3,792	2,172
HELOC
Commitments [Line Items]
Commitments to extend credit	161	150	88
Other consumer commitments
Commitments [Line Items]
Commitments to extend credit	33	22	7
Warehouse loan commitments
Commitments [Line Items]
Commitments to extend credit	779	871	827
Standby and commercial letters of credit
Commitments [Line Items]
Commitments to extend credit	18	13	10
Commercial and industrial
Commitments [Line Items]
Commitments to extend credit	157	151	276
Other commercial commitments
Commitments [Line Items]
Commitments to extend credit	$ 723	$ 497	$ 169